INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
INCOME TAXES
Schedule of deferred tax asset and reconciliation of income taxes
	December 31,	December 31,
	2025	2024
Net operating loss carryforward	$(5,455,192)	$(5,408,790)
Statutory tax rate	21%	21%
Deferred tax asset	(1,145,590)	(1,135,846)
Less: Valuation allowance	1,145,590	1,135,846
Net deferred asset	$-	$-

Schedule of income tax net expense included in the statements of operations
	2025		2024
	Amount	Percentage	Amount	Percentage
Loss for the year	(46,402)		(571,534)
Tax benefit at federal statutory rate	$(9,744)	21%	$(120,022)	21%
State income taxes, net of federal benefit*	-	0%	-	0%
Permanent differences	9,744	0%	120,022	0%
Change in valuation allowance	-	0%	-	0%